ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Fair Value
	Notes	Warrants	Total
Derivative liability at December 31, 2020	$37,343,835	$1,397,997	$38,741,832
Addition of new conversion option derivatives	817,791	-	817,791
Extinguishment/modification	(178,086)	(343)	(178,429)
Conversion of note derivatives	(10,355,585)	(1,869,768)	(12,225,353)
Change in fair value	(27,379,861)	472,117	(26,907,744)
Derivative liability at June 30, 2021	$284,094	$3	$248,097

Summary of outstanding securities
For the Six Months Ended June 30, 2021
Weighted average common shares outstanding used in calculating basic earnings per share	1,121,158,906
Effect of Series B and C preferred stock	12,000,000
Effect of warrants	17,936,122
Effect of convertible notes payable	11,057,344
Effect of convertible related party management fee and patent liabilities	2,311,276
Weighted average common shares outstanding used in calculating diluted earnings per share	1,164,463,648

Net income as reported	$24,930,837
Add - Interest on convertible notes payable	117,649
Net income available to common stockholders	$25,048,486

For the Six Months Ended June 30, 2020
Weighted average common shares outstanding used in calculating basic earnings per share	104,954,874
Effect of warrants	12,980,834
Effect of convertible notes payable	633,153,146
Effect of convertible related party management fee and patent liabilities	209,305,971
Weighted average common shares outstanding used in calculating diluted earnings per share	960,394,825

Net income as reported	$1,899,917
Add - Interest on convertible notes payable	63,360
Net income available to common stockholders	$1,963,277